Current and long-term debt - Schedule of current and non-current portion of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 235,482	$ 297,934
Current finance lease	122,229	114,429
Current portion of long-term debt	357,711	412,363
Non-current portion	999,268	1,192,000
Non-current finance lease liabilities	1,195,494	1,305,952
Total debt outstanding	2,552,473	2,910,315
Deferred financing fees [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	(1,200)	(2,100)
Current finance lease	(800)	(800)
Current portion of long-term debt	(1,969)
Non-current portion	(14,627)
Total debt outstanding	(16,596)	(23,539)
Borrowings Excluding Finance Leases [Member] | Deferred financing fees [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion	(7,600)	(12,000)
Finance Lease [Member] | Deferred financing fees [Member]
Disclosure of detailed information about borrowings [line items]
Non-current finance lease liabilities	(7,100)	(8,700)
Total debt outstanding	$ 7,800	$ 9,500